Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 29, 2023
Entity Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Entity Central Index Key	0000826644
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 29, 2023
Document Effective Date	Jun. 29, 2023
Prospectus Date	Feb. 28, 2023